Risk Management (Details) - Schedule of the LCR and the NSFR	Dec. 31, 2021 $ / shares
Maximum [member]
Risk Management (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	$ 2.46
Net Stable Financing Ratio	1.13
Minimum [member]
Risk Management (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	1.78
Net Stable Financing Ratio	1.07
Average [member]
Risk Management (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	2.09
Net Stable Financing Ratio	1.1
Regulatory Limit [member]
Risk Management (Details) - Schedule of the LCR and the NSFR [Line Items]
Liquidity Coverage Ratio	0.8	[1]
Net Stable Financing Ratio

[1]	This is the current minimum value for the year 2021 and that increases 0.1 annually until reaching 1.0 in the year 2023.